Financial Results	12 Months Ended
Dec. 31, 2025
FINANCIAL RESULTS.
Financial Results

34.  FINANCIAL RESULTS

Finance income and costs for the years ended December 31, 2025, 2024 and 2023, are as follows:

	For the years ended December 31,
	2025	2024	2023
Finance Income	ThUS$	ThUS$	ThUS$
Income from deposits and other financial instruments	12,452	22,162	41,199
Interests charged to customers in energy accounts and billing	23,742	23,568	27,232
Finance income per Law No.21,185 (1)	4,338	6,609	7,273
Finance income from contracts with electrical distribution companies (2)	6,119	20,346	74,654
Financial income from methodological change of the CNE (3)	18,630	—	—
Other finance income	6,463	10,264	9,485
Total finance income	71,744	82,949	159,843

	For the years ended December 31,
	2025	2024	2023
Finance Costs	ThUS$	ThUS$	ThUS$
Bank loans	(51,354)	(53,693)	(37,882)
Bonds payable to the public not guaranteed	(84,007)	(92,822)	(106,152)
Lease obligations	(24,871)	(11,990)	(11,535)
Valuation of financial derivatives for cash flow hedging	(4,192)	2,797	2,424
Financial cost by Law No.21,185 (1)	(2,949)	(3,631)	(4,005)
Financial cost from methodological change of the CNE (3)	(60,673)	—	—
Financial update of provisions (4)	(9,278)	(11,526)	(15,165)
Post-employment benefit obligations (5)	(3,548)	(3,686)	(3,785)
Debt formalization expenses and other associated expenses	(5,669)	(7,746)	(5,631)
Capitalized borrowing costs	7,009	90,350	96,971
Financial cost related companies	(35,450)	(71,193)	(68,699)
Assignment of rights and sale of accounts receivable to customers (6)	(20,544)	(20,973)	(36,280)
Trade agreements with customers	(12,283)	(28,618)	(35,225)
Interest taxes remitted abroad	(4,778)	(6,745)	(9,428)
Trade agreements with customers	—	—	(5,292)
Other (7)	(17,685)	(26,974)	(54,476)
Total	(330,272)	(246,450)	(294,160)
Gains or loss from indexed assets and liabilities, net (*)	13,356	22,066	30,105
Foreign currency exchange differences (**)	8,023	(23,027)	(1,020)
Total finance costs	(308,893)	(247,411)	(265,075)
Total financial results	(237,149)	(164,462)	(105,232)
(1)	Relates to finance income and costs generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).
(2)	Relates to interest generated by receivables from Electric Distribution Companies, which are pending billing and have been accumulating from July 2022, due to the postponement in the issuance of the related tariff decrees (see. Note 9).
(3)	These amounts arise from the correction of a methodological inconsistency by the CNE, related to the financial update procedure applied to accounts receivable pending billing, generated between July 2022 and September 2024, which had begun to be applied to customers following the entry into force of Supreme Decree No. 7T in July 2024. This inconsistency was corrected in the Final Technical Report of the Average Node Price of November 2025 (“ITD November 2025”), corresponding to the first half of 2026, which established payment of the total determined difference in six equal installments during that tariff period. The ITD November 2025 was published in Supreme Decree No. 24T of January 2026.
(4)	See Note 25.
(5)	See Note 26.2, b).
(6)	See Note 9,section a.2.
(7)	During 2024, finance cost includes an amount of ThUS$10,507 as of December 31, 2024 (ThUS$42,321 as of December 31, 2023), related to losses on sales of financial receivables, specifically assets arising from finance lease contracts entered into by the Company in connection with electric mobility projects. Proceeds from the sale of these financial assets amounted to ThUS$7,137 as of December 31, 2024 (ThUS$21,919 as of December 31, 2023).

The origins of the effects on financial results for the application of adjustment units and foreign exchange gains (losses) are as follows:

	For the years ended December 31,
	2025	2024	2023
Gains (losses) from Indexed Assets and Liabilities (*)	ThUS$	ThUS$	ThUS$
Other non-financial assets	4,939	2,042	767
Trade and other receivables (1)	4,414	16,983	28,598
Current tax assets and liabilities	6,081	1,238	19,054
Other financial liabilities (Financial Debt and Derivative Instruments)	(6)	612	(60)
Trade and other payables	(396)	1,433	(1,526)
Other provisions	(1,669)	(654)	(487)
Other non-financial liabilities	6	78	—
Subtotal result after adjustment	13,369	21,732	46,346
Inventories	132	512	148
Intangible assets other than goodwill	2	7	8
Property, plant and equipment	1,933	3,233	2,866
Deferred tax liability	(280)	(621)	(10,684)
Equity	(1,897)	(4,094)	(8,860)
Other service provisions	(697)	—	—
Personal expenses	284	405	157
Other fixed operating expenses	630	1,283	116
Financial income	(137)	(548)	(8)
Financial expenses	17	157	16
Subtotal Hyperinflation result (2)	(13)	334	(16,241)
Gains from indexed assets and liabilities net	13,356	22,066	30,105

	For the years ended December 31,
	2025	2024	2023
Foreign currency exchange differences (**)	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	774	4,245	(10,943)
Other financial assets	6,847	7,253	(20,942)
Other non-financial assets	(8,423)	(2,186)	(1,987)
Trade and other receivables (3)	68,063	201,568	64,118
Accounts receivable from related parties	154,750	—	—
Current tax assets and liabilities	9,947	(95)	1,197
Other financial liabilities (Financial Debt and Derivative Instruments)	(79,282)	(223,012)	(63,576)
Trade and other payables (3)	(54,297)	(157,201)	5,789
Accounts payables from related entities	(90,398)	146,963	25,777
Other provisions	(3)	—	—
Other non-financial liabilities	45	(562)	(453)
Total Foreign currency Exchange differences	8,023	(23,027)	(1,020)
(1)	Mainly includes adjustments generated by receivables from Electric Distribution Companies amounting to ThUS$1,987 as of December 31, 2025 (ThUS$15,634 and ThUS$21,917 as of December 31, 2024 and 2023, respectively), which are pending billing due to the postponement of the issuance of the related tariff decrees.
(2)	Corresponds to the financial effect derived from the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
(3)	Includes the exchange rate effect from the dollarization of non‑current trade receivables and payables amounting to ThUS$(97,129) and ThUS$82,544, respectively, as of December 31, 2025 (ThUS$161,300 and ThUS$(99,628), respectively, as of December 31, 2024, and ThUS$19,628 and ThUS$(1,021), respectively, as of December 31, 2023), generated by the temporary mechanisms for stabilizing electricity prices for customers subject to rate regulation (see Note 5.2.4 and Note 9).